ACCOUNTS RECEIVABLE	12 Months Ended
May 31, 2020
Trade and other receivables [Abstract]
ACCOUNTS RECEIVABLE

3. ACCOUNTS RECEIVABLE

	May 31	May 31
	2020	2019
Royalty and stream receivables	$—	$129,960
GST and other tax recoverable	180,943	195,350
Other receivables	51,099	—
	$232,042	$325,310

As at May 31, 2020 and 2019, the Company did not have any royalty and stream receivables that were past due. The Company's allowance for doubtful accounts as at May 31, 2020 and 2019 was $Nil.